Schedule of Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Raw materials	€ 99,195	€ 102,082
Work in progress	116,188	55,681
Finished goods	14,636	8,135
Purchased goods (third party products)	3,638	7,362
Gross amount of Inventory before write-down	233,657	173,260
Less: write-down	(138,455)	(49,162)
Inventory	€ 95,201	€ 124,098